Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 1,870	$ 271	¥ 9,251
Prepayment		3,742	543	4,704
Accounts receivable, net		2,235	324	5,554
Amounts due from related parties, net		2,194	318	200
Inventories, net		210	30	490
Other current assets, net		3,448	500	3,350
Total current assets		13,699	1,986	23,549
Property and equipment, net		17,182	2,491	20,264
Land use rights, net		1,111	161	1,138
Intangible assets, net		185	27	8,857
Goodwill				12,758
Right of use assets		7,213	1,046
Long-term investments, net		1,079	156	923
TOTAL ASSETS.		40,469	5,867	67,489
Current liabilities:
Short-term debts		5,015	727	33,759
Accounts payable		2,108	303	2,732
Advance from customers		4,956	719	4,174
Amounts due to related parties		3,494	507	2,471
Lease liability-current		784	114
Accrued expenses and other current liabilities		25,921	3,758	19,770
Total current liabilities		42,278	6,128	62,906
Deferred tax liabilities				2,158
Lease liability-non-current		6,515	945
Other long-term liabilities		1,080	157	1,107
TOTAL LIABILITIES.		49,873	7,230	66,171
Commitments and contingencies
Shareholders’ equity (deficit):
Class A Ordinary shares ((US$0.01 par value per share; 2,400,000,000 shares authorized, 16,604,402 and 79,536,589 shares issued and 16,604,402 and 67,044,306 outstanding as of December 31, 2021 and 2022, respectively)		5,494	797	1,096
Class B Ordinary shares ((US$0.01 par value per share; 30,000,000 authorized, 2,773,100 and 3,573,100 shares issued and outstanding as of December 31, 2021 and 2022)		240	35	185
Treasury stock	[1]	(11,003)	(1,595)
Additional paid-in capital		564,869	81,898	465,334
Accumulated deficit		(577,539)	(83,735)	(475,646)
Accumulated other comprehensive income		4,263	618	4,532
Total Fresh2 Group Limited shareholders’ deficit		(13,676)	(1,982)	(4,499)
Non-controlling interest		4,272	619	5,817
Total shareholders’ equity (deficit)		(9,404)	(1,363)	1,318
TOTAL LIABILITIES AND EQUITY (DEFICIT)		¥ 40,469	$ 5,867	¥ 67,489

[1]	12,492,283 shares Class A Ordinary shares were held as treasury stock.